COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Description for advisory agreement	The term of the agreement is a minimum of 45 days and will continue until 5 business days following the date in which a party receives written notice from the other party of termination. As consideration for services rendered, the Company shall pay: a) a cash fee equal to 10% of the gross proceeds of any securities sold in the offering payable at closing of the offering from the gross proceeds of the offering; b) 1% of the gross proceeds of any securities sold in the offering payable at closing of the offering from the gross proceeds of the offering for unaccountable expenses; c) warrants to purchase shares of the Company’s common stock equal to 10% of the number of shares issued in the offering or to be issued thereafter upon conversion of any convertible securities issued in the offering. These warrants will have a 5-year term and an exercise price equal to the price per share of common stock sold in the offering or conversion or exercise price into common stock of any convertible security sold and will have the same provisions, terms, conditions, rights and preferences as the securities sold in the offering; d) a cash fee equal to 10% of the exercise price of all securities constituting warrants, options or other rights to purchase securities sold in the offering payable only upon exercise.
Description for compensation payable under agreement to consultants	a) a cash fee or as an underwritten offering an underwriter discount equal to 7% of the aggregate gross proceeds raised in each offering. For all investors referred directly to the Company by the agent, a cash fee or as an underwritten offering an underwriter discount equal to 5% of the aggregate gross proceeds invested by such investors. b) the Company shall issue to the agent or its designees at each closing, warrants to purchase shares of the Company’s common stock equal to 5% of the aggregate number of shares of common stock placed in each offering. c) out of the proceeds of each closing, the Company also agreed to pay the agent up to $35,000 for non-accountable expenses (up to $50,000 for a public offering) along with up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses (increase to up to $100,000 for public offerings) plus additional miscellaneous costs. The agent would also have the right of first refusal from the date of the agreement until the 12-month anniversary following consummation of any offerings for total proceeds of at least $3 million raised by investors introduced by the agent.
July 1, 2021 [Member] | Advisory Agreement [Member]
Consulting fee payable monthly until listing		$ 4,000	$ 4,000
Description for consulting fees payable under agreement		the Company shall pay $10,000 per month, with $4,000 per month paid on a monthly basis and $6,000 per month accrued until such time as the Company raises an aggregate of $10,000,000. In addition, the consultant will receive a $100,000 bonus upon NASDAQ listing and when the Company has raised an aggregate of $10,000,000. Finally, the Company has agreed that the Consultant shall receive a total of 250,000 shares of the Company’s common stock, 50,000 of such shares that have been previously issued pursuant to previous agreements and 200,000 shares to be issued when the Company commences trading on NASDAQ. As of June 30, 2022, 50,000 additional shares have been issued to the Consultant concerning the Company’s listing on Nasdaq.	the Company shall pay $10,000 per month, with $4,000 per month paid on a monthly basis and $6,000 per month accrued until such time as the Company raises an aggregate of $10,000,000. In addition, the consultant will receive a $100,000 bonus upon NASDAQ listing and when the Company has raised an aggregate of $10,000,000. Finally, the Company has agreed that the Consultant shall receive a total of 250,000 shares of the Company’s common stock, 50,000 of such shares that have been previously issued pursuant to previous agreements and 200,000 shares to be issued when the Company commences trading on NASDAQ
Consulting fee payable monthly after listing			$ 10,000